Fair Value Measurements (Tables)	6 Months Ended
Jul. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of fair value hierarchy of valuation

	July 31, 2025	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets
Investments held in Trust Account	$86,885,672	$86,885,672	-	-